UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797

Name of Fund:   BlackRock International Fund of BlackRock Series, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Brazil — 2.0%
Ambev SA	2,169,870	$10,417,423

Canada — 4.7%
Suncor Energy, Inc.	777,178	25,067,014

China — 10.7%
Baidu, Inc. — ADR (a)	124,273	21,453,248
China Molybdenum Co. Ltd., H Shares	27,576,000	11,234,399
Ping An Insurance Group Co. of China Ltd., H Shares	2,515,000	24,484,934

		57,172,581

France — 11.6%
Arkema SA	161,837	15,333,613
AXA SA	854,329	19,811,996
Engie SA	1,688,182	27,063,727

		62,209,336

Germany — 2.9%
Knorr-Bremse AG (a)	156,051	15,440,950

Italy — 2.8%
Intesa Sanpaolo SpA	6,595,401	15,091,070

Japan — 12.6%
Mitsui Fudosan Co. Ltd.	671,500	16,313,993
Omron Corp.	480,700	19,741,517
Sony Corp.	400,700	20,077,853
Trend Micro, Inc. (a)	207,600	11,045,748

		67,179,111

Luxembourg — 1.6%
SES SA	407,541	8,306,180

Mexico — 4.5%
Fomento Economico Mexicano SAB de CV	2,644,026	24,058,912

Netherlands — 7.6%
ASML Holding NV	80,105	14,007,729
Koninklijke DSM NV	286,449	26,787,549

		40,795,278

Portugal — 1.5%
Banco Comercial Portugues SA, Class R (a)	28,943,526	7,980,332

Russia — 2.4%
Sberbank of Russia PJSC — ADR	951,009	12,932,543

Security	Shares	Value

Singapore — 2.2%
Sea Ltd. — ADR (a)(b)	848,270	$11,884,263

Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	3,307,780	19,632,135
Industria de Diseno Textil SA	376,565	10,533,709

		30,165,844

Switzerland — 9.6%
Cie Financiere Richemont SA, Registered Shares	165,283	11,392,617
Nestlé SA, Registered Shares	184,090	16,049,682
Roche Holding AG	89,448	23,796,366

		51,238,665

United Kingdom — 6.3%
Associated British Foods PLC	553,678	17,376,388
Burberry Group PLC	694,381	16,414,403

		33,790,791

United States — 7.3%
BioMarin Pharmaceutical, Inc. (a)	163,768	16,077,105
Equinix, Inc.	58,303	22,971,382

		39,048,487

Zambia — 1.8%
First Quantum Minerals Ltd.	835,972	9,677,030

Total Long-Term Investments — 97.7% (Cost: $513,549,508)		522,455,810

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(c)(e)	15,041,971	15,041,971

SL Liquidity Series, LLC, Money Market Series, 2.64%(c)(d)(e)	9,109,198	9,111,020

Total Short-Term Securities — 4.5% (Cost: $24,151,494)		24,152,991

Total Investments — 102.2% (Cost: $537,701,002)		546,608,801

Liabilities in Excess of Other Assets — (2.2)%		(11,675,999)

Net Assets — 100.0%		$534,932,802

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,384,959	(5,342,988)	15,041,971	$15,041,971	$109,603		$—	$—
SL Liquidity Series, LLC, Money Market Series	7,190,096	1,919,102	9,109,198	9,111,020	5,398	(b)	(595)	1,906

				$24,152,991	$115,001		$(595)	$1,906

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ADR	American Depositary Receipt

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Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock International Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$10,417,423	$—	$—	$10,417,423
Canada	25,067,014	—	—	25,067,014
China	21,453,248	35,719,333	—	57,172,581
France	—	62,209,336	—	62,209,336
Germany	—	15,440,950	—	15,440,950
Italy	—	15,091,070	—	15,091,070
Japan	—	67,179,111	—	67,179,111
Luxembourg	—	8,306,180	—	8,306,180
Mexico	24,058,912	—	—	24,058,912
Netherlands	—	40,795,278	—	40,795,278
Portugal	—	7,980,332	—	7,980,332
Russia	—	12,932,543	—	12,932,543
Singapore	11,884,263	—	—	11,884,263
Spain	—	30,165,844	—	30,165,844
Switzerland	—	51,238,665	—	51,238,665
United Kingdom	—	33,790,791	—	33,790,791
United States	39,048,487	—	—	39,048,487
Zambia	9,677,030	—	—	9,677,030
Short-Term Securities	15,041,971	—	—	15,041,971

Subtotal	$156,648,348	$380,849,433	$—	$537,497,781

Investments Valued at Net Asset Value (“NAV”)(a)				9,111,020

Total Investments				$546,608,801

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1(a)	Transfers into Level 2(a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Germany	$—	$(12,575,428)	$12,575,428	$—

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: March 22, 2019